Income Taxes - Summary of Components of Income Before Tax (FY) (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	[1]	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic				$ (15,582)	$ 97,639	$ 151,987
Foreign				(52)	(1,213)	(370)
Income (loss) before income taxes	$ 1,968	$ (3,969)		$ (15,634)	$ 96,426	$ 151,617

[1]	For the three months ended March 31, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.